Summary of Significant Accounting Policies, Part 2 (Details) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 Joint-venture	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 Joint-venture	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Joint-venture	Dec. 31, 2011 Joint-venture	Dec. 31, 2010	May 18, 2011	May 01, 2010	Dec. 31, 2012 Long-term Cash Incentive [Member]	Dec. 31, 2012 2010 Equity Plan [Member]	May 01, 2010 2010 Equity Plan [Member]	May 12, 2011 2011 Employee Inducement Award Plan [Member] Restricted Shares [Member]	Dec. 31, 2012 Parkway Properties Office Fund I, LP [Member] sqft Property	Dec. 31, 2011 Parkway Properties Office Fund I, LP [Member]	Dec. 31, 2012 Parkway Properties Office Fund II, LP [Member] Term-extension	Dec. 31, 2012 Parkway [Member] Parkway Properties Office Fund II, LP [Member]	Dec. 31, 2012 TRST [Member] Parkway Properties Office Fund II, LP [Member]
Noncontrolling Interest [Line Items]
Number of consolidated joint ventures	1				2				1	2
Noncontrolling interest percentage (in hundredths)																			25.00%	30.00%
Cumulative preferred return threshold for pro rata cash distributions (in hundredths)																				9.00%
Distribution percentage to partners (in hundredths)																					44.00%	56.00%
Term of the fund																				7 years 0 months 0 days
Number of term extension provisions																				2
Length of extension term																				1 year 0 months 0 days
Number of properties under agreement to sell																		13
Area of property under agreement to sell (in millions of square feet)																		2,700,000
Gross sales price of assets under agreement to sell																		$ 344,300,000
Number of assets under agreement that have completed sale																		13
Revenue Recognition [Abstract]
Increase in revenue from lease rent adjustment									15,300,000	6,100,000	1,200,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)													600,000			600,000	149,573
Term of equity plan									10 years 0 months 0 days						10 years 0 months 0 days
Period of performance goals														3 years 0 months 0 days
Income Taxes [Abstract]
REIT annual taxable income distribution requirement (in hundredths)									90.00%
Deferred income tax liability	2,000,000				14,300,000				2,000,000	14,300,000		14,800,000
Management Contracts Net	19,000,000				49,597,000				19,000,000	49,597,000
Numerator [Abstract]
Basic and diluted net loss attributable to common stockholders	$ (51,713,000)	$ (582,000)	$ (948,000)	$ 1,994,000	$ (59,762,000)	$ (55,738,000)	$ (14,673,000)	$ (6,782,000)	$ (51,249,000)	$ (136,955,000)	$ (8,943,000)
Denominator [Abstract]
Basic and diluted weighted average shares (in shares)									31,542,000	21,497,000	21,421,000
Basic and diluted net loss attributable to Parkway Properties, Inc.									$ (1.62)	$ (6.37)	$ (0.42)